Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19 - COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company has entered into operating lease agreements for certain offices. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year is included in Note 9.

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of June 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	21,846
1-2 years	21,846
Total	43,692

From time to time, the Company may be involved in various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company did not have other significant commitments, long-term obligations, significant contingencies or guarantees as of June 30, 2025 and 2024 except for the guarantee the Company provided to Nanjing Baishi Cloud Technology Co., Ltd. (“Nanjing Baishi Cloud”).